Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions)	Return on Average Tangible Common Equity
Year	Summary Compen-sation Table Total for CEO		Compen-sation Actually Paid to CEO	Average Summary Compen-sation Table Total for Non-CEO		Average Compen-sation Actually Paid to Non-CEO NEOs	TSR	Peer Group TSR

	(1)		(2)	(3)		(4)	(5)	(6)	(7)	(7)(8)

2023	$3,930,174		$933,243	$1,144,649		$659,225	$84.55	$115.64	$(1,899.1)	(30.7)%
2022	$5,746,309	(9)	$3,804,793	$1,436,133	(9)	$1,102,974	$97.23	$116.10	$120.9	13.5%
2021	$2,703,890		$3,743,340	$966,897		$1,064,836	$118.09	$124.74	$62.3	7.0%
2020	$2,116,002		$1,266,695	$846,161		$808,650	$87.43	$91.29	$12.6	—%

Named Executive Officers, Footnote	The amounts reported represent the total compensation for our CEO, Mr. Wolff, for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement.The amounts reported represent the average of the total compensation reported for our non-CEO NEOs as a group for each corresponding year in the "Total" column of the Summary Compensation Table in this proxy statement. For 2023, our non-CEO NEOs consisted of Mr. Kauder, Mr. Dotan, Mr. Hussain, Mr. Sotoodeh, Mr. Rindone, and Ms. Hopkins. For 2022, 2021, and 2020, our non-CEO NEOs consisted of Mr. Dotan, Mr. Robert Dyck, Ms. Hopkins, and Ms. Lynn Sullivan.
Peer Group Issuers, Footnote	Peer Group TSR is calculated using the same method described in footnote (5). The peer group used is the following published industry index: KBW Nasdaq Regional Banking Index
PEO Total Compensation Amount	$ 3,930,174	$ 5,746,309	$ 2,703,890	$ 2,116,002
PEO Actually Paid Compensation Amount	$ 933,243	3,804,793	3,743,340	1,266,695
Adjustment To PEO Compensation, Footnote	The amounts reported represent the "compensation actually paid" to Mr. Wolff, as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to Mr. Wolff's total compensation for 2023 to determine the compensation actually paid.

Year	Summary Compensation Table Total for CEO	Value of Equity Awards Reported in Summary Compensation Table	Equity Award Adjustments	Compensation Actually Paid to CEO
		(a)	(b)
2023	$3,930,174	$(1,601,980)	$(1,394,951)	$933,243
(a)     The amounts reported represent the total grant date fair value of equity awards granted to Mr. Wolff for 2023 in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)     The equity award adjustment for 2023 is calculated as follows*:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year**	Equity Award Adjustments
2023	$364,128	$(72,335)	$313,415	$222,329	$(2,222,488)	$(1,394,951)
*    The following column has been omitted as it does not apply: dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.
**    Reflects the value of PSUs that were forfeited upon consent of the CEO, as described further in the section Compensation Discussion and Analysis – Treatment of our Outstanding Equity Awards upon the PacWest Merger.

Non-PEO NEO Average Total Compensation Amount	$ 1,144,649	1,436,133	966,897	846,161
Non-PEO NEO Average Compensation Actually Paid Amount	$ 659,225	1,102,974	1,064,836	808,650
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average of "compensation actually paid" to our non-CEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The table below includes adjustments made to the non-CEO NEOs' total compensation for 2023 to determine the compensation actually paid.

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Average Value of Equity Awards Reported in Summary Compensation Table	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-CEO NEOs
		(a)	(b)
2023	$1,144,649	$(349,237)	$(136,187)	$659,225
(a)     The amounts reported represent the average of the total grant date fair value of equity awards granted to our non-CEO NEOs for 2023 in the "Stock Awards" column of the Summary Compensation Table in this proxy statement.
(b)     The equity award adjustments for 2023 is calculated as follows*:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year**	Equity Award Adjustments
2023	$150,926	$(11,286)	$57,758	$67,552	$(401,137)	$(136,187)
*    The following column has been omitted as it does not apply: dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the covered year.
**    Reflects the value of PSUs that were forfeited upon consent of the applicable Non-CEO NEO, as described further in the section Compensation Discussion and Analysis – Treatment of our Outstanding Equity Awards upon the PacWest Merger.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between the compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs, our cumulative TSR and that of the KBW Nasdaq Regional Banking Index over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our net income for the four most recently completed fiscal years.
(1)     Net income for the years ended December 31, 2022, 2021, and 2020 represent reported financial results of the legacy Banc of California on which compensation was based. Net loss for the year ended December 31, 2023 represent reported financial results and metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between compensation actually paid to our CEO, the average compensation actually paid to our non-CEO NEOs and our ROATCE(2) for the four most recently completed fiscal years.
(2)     ROATCE for the years ended December 31, 2022, 2021, and 2020 represent financial metric of the legacy Banc of California on which compensation was based. ROATCE for the year ended December 31, 2023 represent financial metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023. See Appendix A in this proxy statement for Non-GAAP reconciliation.

Tabular List, Table
Financial Performance Measures
We consider the following to be the most important financial performance measures that we used to link compensation actually paid to the NEOs for 2023 to the Company’s performance:
•Diluted Core EPS;
•Core Return on Average Assets;
•Core Return on Average Tangible Common Equity;
•Expense Ratio, as measured by Total Expense to Average Assets;
•Demand Deposit Growth;
•Net Loan Growth; and
•Credit Quality, as measured by the Non-Performing Assets to Total Loans and Other Real Estate Owned Ratio.

Total Shareholder Return Amount	$ 84.55	97.23	118.09	87.43
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ (1,899,100,000)	$ 120,900,000	$ 62,300,000	$ 12,600,000
Company Selected Measure Amount | $ / shares	(0.307)	0.135	0.070	0
PEO Name	Mr. Wolff
Additional 402(v) Disclosure
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and the SEC’s implementing rules, we are providing the following information about the relationship between the compensation paid to our principal executive officer (PEO, also known as our CEO) and other NEOs and certain measures of financial performance. Further information about how we seek to align executive compensation with our performance is contained under Compensation Discussion and Analysis.
	TSR assumes an initial investment of $100 in our common stock and that the subsequent dividends are reinvested. Information presented is historical only and may not be indicative of possible future performance.Net income and return on average tangible common equity (ROATCE) for the years ended December 31, 2022, 2021, and 2020 represent reported financial results and metric of the legacy Banc of California on which compensation was based. Net loss and ROATCE for the year ended December 31, 2023 represent reported financial results and metric of the combined company. Following the PacWest Merger, net loss for the year ended December 31, 2023 reflect PacWest financial results only on a standalone basis until the closing of the PacWest Merger on November 30, 2023, and results of the combined company for the month of December 2023. This measure has been designated as the "Company-Selected Measure" for 2023, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs in 2023. For the years ended December 31, 2022, 2021, and 2020, ROATCE is computed by dividing net income (loss) available to common stockholders, after adjustment for amortization of intangible assets, by average tangible common equity. For the year ended December 31, 2023, ROATCE is computed by dividing net loss available to common and equivalent stockholders, after adjustment for goodwill impairment and amortization of intangible assets, by average tangible common equity. See Appendix A in this proxy statement for Non-GAAP Reconciliation.Summary compensation table total for CEO and average summary compensation table total for non-CEO in 2022 included the grant date fair values of the Stockholder Value Creation Award PSUs. Such awards were cancelled at the effective time of the PacWest Merger. See Treatment of our Outstanding Equity Awards upon the PacWest Merger section in this proxy statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Core EPS;
Measure:: 2
Pay vs Performance Disclosure
Name	Core Return on Average Assets;
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Common Equity;
Measure:: 4
Pay vs Performance Disclosure
Name	Expense Ratio, as measured by Total Expense to Average Assets;
Measure:: 5
Pay vs Performance Disclosure
Name	Demand Deposit Growth;
Measure:: 6
Pay vs Performance Disclosure
Name	Net Loan Growth; and
Measure:: 7
Pay vs Performance Disclosure
Name	Credit Quality, as measured by the Non-Performing Assets to Total Loans and Other Real Estate Owned Ratio.
PEO | Value Of Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,601,980)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,394,951)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	364,128
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(72,335)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	313,415
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	222,329
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,222,488)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,187)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	150,926
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(11,286)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	57,758
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	67,552
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(401,137)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (349,237)